Investments accounted for using the equity method (Details) - Hepalys Pharma, Inc							12 Months Ended
	Oct. 11, 2023 shares	Sep. 29, 2023	Sep. 26, 2023 ¥ / shares	Sep. 26, 2023 € / shares	Sep. 20, 2023 ¥ / shares	Sep. 20, 2023 € / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments accounted for using the equity method
Group's share in %		15.00%					15.00%	15.00%	15.00%
Hepalys Pharma, Inc
Investments accounted for using the equity method
Group's share in %							15.00%	15.00%	15.00%
Catalys Option Agreement
Investments accounted for using the equity method
Option to acquire shares in company, percentage			30.00%	30.00%	30.00%	30.00%
Number of shares acquired in associate	1,500,000
Purchase of interests in investments accounted for using equity method, price per share | (per share)			¥ 300	€ 1.9	¥ 300	€ 1.9